Earnings Per Common Share	6 Months Ended
Jun. 30, 2013
Earnings Per Common Share
Earnings Per Common Share

Note 5—Earnings Per Common Share

        Basic earnings per common share is determined using net income divided by the weighted-average number of common shares outstanding during the period. Diluted earnings per common share is determined by dividing net income attributable to common stockholders by the weighted-average of common shares outstanding, assuming all potentially dilutive common shares were issued. For periods in which the Company records a loss, potentially dilutive common shares are excluded from the diluted loss per common share calculation as their effect on loss per common share is anti-dilutive.

        The Company applies the treasury stock method to determine the dilutive weighted-average common shares represented by the unvested restricted stock units and the exchangeable PennyMac Class A units. The diluted earnings per share calculation assumes the exchange of these PennyMac Class A partnership units on an as if converted basis. Accordingly, the numerator is also adjusted to include the earnings allocated to the partnership unitholders after taking into account the tax effect of such exchange.

        The following table summarizes the basic and diluted earnings per share calculations:

Quarter ended June 30, 2013
(in thousands, except per share amounts)
Basic earnings per common share:
Net income attributable to common stockholders	$2,793

Weighted-average shares outstanding	12,778

Basic earnings per share	$0.22

Diluted earnings per common share:
Net income	$2,793
Effect of net income attributable to noncontrolling interest, net of tax	13,813

Diluted net income attributable to common stockholders	$16,606

Weighted-average common stock outstanding	12,778
Dilutive potential exchangeable PennyMac Class A common units to common shares	64,380
Dilutive potential common stock issuable under stock-based compensation plans	5

Diluted weighted-average common shares outstanding	77,163

Diluted earnings per share	$0.22